Post-employment Benefit (Tables)	12 Months Ended
Sep. 30, 2025
Post-employment Benefit [Abstract]
Schedule of Defined Benefit Plans

The benefit obligations associated with the Company’s defined benefit plans are measured as of September 30, 2025 and 2024:

	Year Ended September 30,
Change in benefit obligation	2025	2024
Benefit obligation at beginning of the year	$14,801	$9,195
Service cost	4,746	3,840
Interest cost	513	256
Actuarial gain	2,822	1,408
Foreign exchange rate changes	(9)	102
Benefit obligation at end of the year	$22,873	$14,801

	2025	2024
Amounts recorded in the consolidated balance sheet consist of:
Post-employment benefit obligations	$22,873	$14,801
Total recorded	$22,873	$14,801

	Year Ended September 30,
	2025	2024	2023
Amounts recorded in the consolidated other comprehensive income consist of:
Service cost	$4,746	$3,840	$2,681
Interest cost	513	256	255
Net actuarial gain	2,822	1,408	(3,319)
Foreign exchange rate changes	(9)	102	25
Total recorded	$8,072	$5,606	$(358)

Schedule of Defined Benefit Obligation

The weighted average duration of the defined benefit obligation is 18.8 (2024: 20) years. Actuarial assumptions (expressed as weighted averages) are as follows:

	2025	2024
Discount rate	3.3%	3.2%
Future salary increases	3.5%	3.9%
Expected investment return on offsetable MPF accrued benefits	3.3%	3.2%